Fair Value Measurements Assets Fair Value Nonrecurring Basis (Details) (USD $) In Millions, unless otherwise specified	6 Months Ended	12 Months Ended
	Jun. 30, 2012	Dec. 31, 2011	Dec. 31, 2010
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Impairment of intangible assets (Excluding goodwill)	$ (15)	$ (39)	$ (4)
Impairment of property, plant, and equipment	(19)	(32)	(7)
Increase (Decrease) in Asset Retirement Obligations		0	1
Fair Value, Measurements, Nonrecurring [Member] | Fair Value, Inputs, Level 3 [Member]
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Fair value of intangible assets measured on a non-recurring basis that was written down during the period	62	280	29
Fair value of property, plant, and equipment impaired during the period	29	92	9
Fair Value of Asset Retirement Obligations Written Down During the Period		$ (4)	$ 0